Noncontrolling interests (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Noncontrolling Interest [Abstract]
Net loss attributable to Tecogen Inc. and Transfers (to) from the Noncontrolling Interest

The table below presents the changes in equity resulting from net loss attributable to Tecogen and transfers to or from noncontrolling interests for the six months ended June 30, 2013 and 2012.

Net loss attributable to Tecogen Inc. and
Transfers (to) from the Noncontrolling Interest
Six months ended June 30,

	2013	2012
Net loss attributable to Tecogen Inc.	$(1,950,873)	$(835,286)
Transfers (to) from the noncontrolling interest
Increase in Tecogen's paid-in capital upon the sale of 1,000,000 Ilios common shares	—	289,606

Net transfers to noncontrolling interest	—	289,606
Change from net loss attributable to Tecogen Inc. and transfers to noncontrolling interest	$(1,950,873)	$(545,680)

Net loss attributable to Tecogen Inc. and
Transfers (to) from the Noncontrolling Interest
Years ended December 31,

	2012	2011	2010
Net loss attributable to Tecogen Inc.	$(1,636,957)	$(1,574,501)	$(355,308)
Transfers (to) from the noncontrolling interest
Decrease in Tecogen’s paid-in capital for purchase of 1,000,000 and 1,500,000 Ilios common shares in 2012 and 2011, respectively	(174,958)	(261,174)
Increase in Tecogen’s paid-in capital upon the sale of 1,000,000 Ilios common shares	289,606

Net transfers to noncontrolling interest	114,648	(261,174)	–
Change from net loss attributable to Tecogen Inc. and transfers to noncontrolling interest	$(1,522,309)	$(1,835,675)	$(355,308)